Adjusting Items Included In Profit From Operations (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [Abstract]
Summary of Restructuring and Integration Costs

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m
Restructuring and integration costs	333	83	150
Amortisation and impairment of trademarks and similar intangibles	161	151	306
Impairment of goodwill	-	-	57
Impairment and associated costs in respect of assets/liabilities (or businesses) held-for-sale/disposed of in the period	958	71	358
Credit in respect of the partial buy-out of the pension fund in the U.S.	(15)	-	(35)
Other adjusting items (largely other litigation including Engle)	530	23	80
Total adjusting items included in profit from operations	1,967	328	916

The restructuring costs of the Group’s initiatives are included in profit from operations under the following headings:

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m
Employee benefit costs	49	68	160
Depreciation, amortisation and impairment costs	131	(4)	(11)
Other operating expenses	153	19	1
Total	333	83	150

Reconciliation Between Total Assets Available for Sale and Estimated Recoverable Amount

The following is a reconciliation between the total assets available for sale and their estimated recoverable amount:

£m
Total assets held-for-sale	1,482
Impairment of non-current assets held-for-sale - Russia	(387)
1,095
Excess impairment beyond non-current assets held-for-sale - Russia	(541)
Assets held-for-sale*	554
*Includes assets held-for-sale in other territories